Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	WELLCHANGE HOLDINGS COMPANY LIMITED
Entity Central Index Key	0001990251
Entity File Number	001-42294
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Jul. 13, 2023
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Unit 7 On 25th Floor Global Gateway Tower
Entity Address, Address Line Two	No.63 Wing Hong Street
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0025 per share
Trading Symbol	WCT
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,905,300
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	160,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Shek Kin Pong
Entity Address, Address Line One	Unit 7 On 25th Floor Global Gateway Tower
Entity Address, Address Line Two	No.63 Wing Hong Street
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	9815-6485